DBX ETF Trust | 1
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
May 31, 2024 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 98.6%
Consumer Discretionary
— 8.0%
Best Buy Co., Inc.
1,745 148,011
Genuine Parts Co.
409 58,953
Lowe's Cos., Inc.
259 57,314
McDonald's Corp.
191 49,448
NIKE, Inc., Class B
315 29,941
Polaris, Inc.
887 74,153
(Cost $419,527)
417,820
Consumer Staples — 18.5%
Archer-Daniels-Midland Co.
1,141 71,244
Brown-Forman Corp., Class B
735 33,707
Church & Dwight Co., Inc.
277 29,642
Coca-Cola Co.
1,274 80,173
Colgate-Palmolive Co.
752 69,906
Hormel Foods Corp.
2,749 85,164
J M Smucker Co.
737 82,279
Kimberly-Clark Corp.
776 103,441
McCormick & Co., Inc.
964 69,620
PepsiCo, Inc.
428 74,001
Procter & Gamble Co.
428 70,423
Sysco Corp.
952 69,325
Target Corp.
574 89,636
Walmart, Inc.
648 42,612
(Cost $990,580)
971,173
Energy — 3.9%
Chevron Corp.
650 105,495
Exxon Mobil Corp.
869 101,899
(Cost $206,669)
207,394
Financials — 9.2%
Aflac, Inc.
718 64,527
Chubb Ltd.
158 42,789
FactSet Research Systems, Inc.
45 18,192
Franklin Resources, Inc.
4,319 101,928
Jack Henry & Associates, Inc.
195 32,113
S&P Global, Inc.
45 19,238
SEI Investments Co.
628 42,522
T. Rowe Price Group, Inc.
1,211 142,692
W.R. Berkley Corp.
222 17,989
(Cost $441,804)
481,990
Health Care — 7.8%
Abbott Laboratories
463 47,314
AbbVie, Inc.
681 109,804
Becton Dickinson and Co.
174 40,363
Cardinal Health, Inc.
475 47,153
Medtronic PLC
1,096 89,181
Perrigo Co. PLC
2,590 71,303
Number
of Shares Value $
West Pharmaceutical Services,
Inc.
16 5,303
(Cost $407,692)
410,421
Industrials — 16.4%
ABM Industries, Inc.
1,128 53,320
Automatic Data Processing, Inc.
249 60,985
C.H. Robinson Worldwide, Inc.
871 75,228
Carlisle Cos., Inc.
94 39,319
Caterpillar, Inc.
153 51,794
Cintas Corp.
37 25,085
Donaldson Co., Inc.
601 44,282
Dover Corp.
229 42,095
Emerson Electric Co.
576 64,604
Expeditors International of
Washington, Inc.
223 26,961
Illinois Tool Works, Inc.
225 54,619
Lincoln Electric Holdings, Inc.
158 31,025
MSA Safety, Inc.
171 30,780
Nordson Corp.
107 25,115
Pentair PLC
486 39,551
Republic Services, Inc.
186 34,445
Stanley Black & Decker, Inc.
971 84,642
Toro Co.
433 34,722
Waste Management, Inc.
210 44,253
(Cost $780,173)
862,825
Information Technology — 8.1%
Analog Devices, Inc.
240 56,278
Badger Meter, Inc.
89 17,173
International Business Machines
Corp.
611 101,945
Microchip Technology, Inc.
609 59,213
QUALCOMM, Inc.
393 80,192
Roper Technologies, Inc.
26 13,852
Texas Instruments, Inc.
488 95,165
(Cost $347,282)
423,818
Materials — 8.9%
Air Products and Chemicals, Inc.
252 67,208
Albemarle Corp.
298 36,532
AptarGroup, Inc.
254 37,513
Ecolab, Inc.
151 35,062
HB Fuller Co.
328 26,119
Linde PLC
78 33,970
Nucor Corp.
181 30,562
PPG Industries, Inc.
353 46,388
RPM International, Inc.
448 50,221
Sherwin-Williams Co.
77 23,392
Sonoco Products Co.
1,029 63,150
Stepan Co.
228 19,875
(Cost $452,190)
469,992

2 | DBX ETF Trust
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
(Continued)
May 31, 2024 (Unaudited)
Hidden Row
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 is as follows:
Number
of Shares Value $
Real Estate — 6.3%
Essex Property Trust, Inc. REIT
392 101,838
Federal Realty Investment Trust
REIT
1,037 104,685
Realty Income Corp. REIT
2,357 125,062
(Cost $327,453)
331,585
Utilities — 11.5%
California Water Service Group
707 35,272
Edison International
1,551 119,194
Eversource Energy
1,953 115,676
NextEra Energy, Inc.
1,257 100,585
ONE Gas, Inc.
1,109 68,348
Spire, Inc.
967 59,268
UGI Corp.
4,188 106,627
(Cost $574,771)
604,970
TOTAL COMMON STOCKS
(Cost $4,948,141)
5,181,988
Number
of Shares Value $
EXCHANGE-TRADED FUNDS
— 1.2%
ProShares S&P 500 Dividend
Aristocrats ETF
(Cost $60,831)
625 61,281
CASH EQUIVALENTS — 0.0%
DWS Government Money
Market Series "Institutional
Shares"(a), 5.26%
(Cost $1,712)
1,712 1,712
TOTAL INVESTMENTS — 99.8%
(Cost $5,010,684)
5,244,981
Other assets and liabilities,
net — 0.2%
10,843
NET ASSETS — 100.0%
5,255,824
Value ($) at
8/31/2023
Purchases Cost
($)
Sales
Proceeds ($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2024
Value ($) at
5/31/2024
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 5.26% (a)
1,971 181,142 (181,401) — — 230 — 1,712 1,712
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

DBX ETF Trust | 3
Schedule of Investments
Xtrackers S&P ESG Dividend Aristocrats ETF
(Continued)
May 31, 2024 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund’s investments.
OBTAIN A FUND PROSPECTUS
To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-
3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product.
Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in
Creation Units only.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
SNPD-PH3
R-089711-2 (5/25) DBX006037 (5/25)
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 5,181,988 $ — $ — $ 5,181,988
Exchange-Traded Funds
61,281 — — 61,281
Short-Term Investments (a)
1,712 — — 1,712
TOTAL
$ 5,244,981 $ — $ — $ 5,244,981
(a)
See Schedule of Investments for additional detailed categorizations.